Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During the last fiscal year, the Compensation Committee
did not take material nonpublic information into account
when determining the timing or terms of equity awards,
except that Farmer Mac does not grant equity awards
during periods in which there is material nonpublic
information about Farmer Mac, including during blackout
periods or at any time during the period beginning four
business days before and ending one business day after
the filing of any Form 10-Q or 10-K, or the filing or
furnishing of a Form 8-K that discloses material nonpublic
information. Farmer Mac has not timed the disclosure of
material nonpublic information for the purpose of affecting
the value of executive compensation.

Award Timing Method	During the last fiscal year, the Compensation Committee did not take material nonpublic information into account when determining the timing or terms of equity awards,
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During the last fiscal year, the Compensation Committee
did not take material nonpublic information into account
when determining the timing or terms of equity awards,
except that Farmer Mac does not grant equity awards
during periods in which there is material nonpublic
information about Farmer Mac, including during blackout
periods or at any time during the period beginning four
business days before and ending one business day after
the filing of any Form 10-Q or 10-K, or the filing or
furnishing of a Form 8-K that discloses material nonpublic
information. Farmer Mac has not timed the disclosure of
material nonpublic information for the purpose of affecting
the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false